MATERIAL ACCOUNTING POLICY INFORMATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Outstanding loan	$ 38,000,000.0		$ 38,000,000.0		$ 1,600,000
Investment properties	525,862,522	$ 490,403,620	525,862,522	$ 490,403,620	514,172,281	$ 449,036,633
Revenue	10,986,936	$ 9,989,772	21,470,398	$ 19,239,758
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Outstanding loan					41,800,000	1,100,000
Investment properties					514,172,281	449,036,633	$ 428,275,741	$ 364,307,039
Revenue					39,436,343	31,983,567	$ 25,596,073
Allowance for expected credit losses					$ 946,006	$ 2,772,977
Latam Logistic Properties SA [member] | No individual [member]
IfrsStatementLineItems [Line Items]
Concentration of credit risk					10.00%	10.00%	10.00%
Colombia country [member]
IfrsStatementLineItems [Line Items]
Investment properties	$ 88,800,000		88,800,000		$ 90,300,000
Revenue			$ 4,400,000
Revenue percentage			20.30%
Colombia country [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Investment properties					90,300,000	$ 67,500,000
Revenue					$ 8,000,000.0
Revenue percentage					20.40%